Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2025
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

y Accounting Policy

As far as the obligation for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,753	450	4,204	4,208	598	4,806
/ Other non-financial liabilities	4,849	524	5,373	5,537	749	6,286
Other employee-related liabilities as % of / Other non-financial liabilities	77	86	78	76	80	76

Other employee-related liabilities mainly relate to obligations from bonuses and sales commissions, outstanding vacation, time credits accumulated in the working time account, employee-related social security expenses and deferred compensation liabilities. The decrease is mainly attributable to lower obligations for bonuses and for share-based payments.